Cover Page	Apr. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 04, 2025
Entity Registrant Name	MAIDEN HOLDINGS, LTD.
Entity Central Index Key	0001412100
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-34042
Entity Tax Identification Number	98-0570192
Entity Address, Address Line One	48 Par-La-Ville Road, Suite 1141
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	MHLD
Security Exchange Name	NASDAQ
Document Information [Line Items]
Document Period End Date	Apr. 04, 2025